Investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments
Additions and subscriptions	€ 275	€ 2,992
Share of loss of equity-accounted investments	1,733	184
Deduction for dividends	€ 314	1,138
Percentage of reasonable changes in cost of capital	1.00%
Other investments	€ 957	929	€ 919
Nigeria LNG Ltd
Investments
Other investments	579	657
Saudi European Petrochemical Co
Investments
Other investments	115	€ 146
Novamont SpA
Investments
Other investments	77
Novis Renewables Holdings Llc & Novis Renewables Llc
Investments
Additions and subscriptions	89
Associates | Abu Dhabi Oil Refining Co
Investments
Share of loss of equity-accounted investments	€ 275
Associates | Novis Renewables Holdings Llc
Investments
Proportion of ownership interest acquired	49.00%
Associates | Finproject SpA
Investments
Proportion of ownership interest acquired	40.00%
Additions and subscriptions	€ 72
Difference amount between purchase price of interest acquired and book value of corresponding fraction of net equity	44
Joint ventures | Lotte Versalis Elastomers Co Ltd
Investments
Additions and subscriptions	38
Joint ventures | Var Energi AS
Investments
Share of loss of equity-accounted investments	918
Deduction for dividends	274
Joint ventures | Saipem SpA
Investments
Share of loss of equity-accounted investments	€ 354
Percentage by which the fair value of investment is lower than the book value	25.00%
Joint ventures | Cardon IV SA
Investments
Share of loss of equity-accounted investments	€ 46
Proportion of ownership interest in joint venture	50.00%
Joint ventures | Novis Renewables Llc
Investments
Proportion of ownership interest acquired	50.00%